Consolidated Statements Of Operations And Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue	$ 63,656	$ 76,459	$ 52,114
Cost of revenue	(42,932)	(51,117)	(35,183)
Gross profit	20,724	25,342	16,931
Operating expenses:
Research and development, net	(21,326)	(19,641)	(16,920)
Selling and marketing	(12,836)	(6,221)	(3,867)
General and administrative	(12,735)	(9,491)	(10,798)
Assets impairment	(6,599)
Total operating expenses	(53,496)	(35,353)	(31,585)
Loss from operations	(32,772)	(10,011)	(14,654)
Other income/(expense):
Interest income	673	1,071	1,422
Foreign exchange gain/(loss), net	1,678	634	(7)
Gain on disposal of marketable equity securities	1,517	367	2,461
Others, net	501	466	408
Loss before income taxes and share of profit of an unconsolidated affiliate subject to equity accounting	(28,403)	(7,473)	(10,370)
Income tax (expense)/benefit	861	(750)	(532)
Net loss before share of profit of an unconsolidated affiliate subject to equity accounting	(27,542)	(8,223)	(10,902)
Equity in profit of an unconsolidated affiliate subject to equity accounting, net of tax			3
Net loss from continuing operations	(27,542)	(8,223)	(10,899)
Loss from discontinued operations, net of tax	(12,576)	(16,884)	(9,782)
Net loss	(40,118)	(25,107)	(20,681)
Loss attributable to non-controlling interest	(11,918)	(6,463)	(1,914)
Loss attributed to Vimicro International Corporation	(28,200)	(18,644)	(18,767)
Other comprehensive income
Foreign currency translation adjustment	3,309	2,535	93
Unrealized gain/(loss) on marketable equity securities	(1,368)	913	484
Comprehensive loss	(38,177)	(21,659)	(20,104)
Comprehensive loss attributable to non-controlling interest	(10,444)	(5,431)	(1,869)
Comprehensive loss attributable to Vimicro International Corporation	(27,733)	(16,228)	(18,235)
Loss per share - basic and diluted
continuing operations	$ (0.10)	$ (0.02)	$ (0.06)
discontinued operations	$ (0.09)	$ (0.11)	$ (0.07)
Total loss per share - basic and diluted	$ (0.19)	$ (0.13)	$ (0.13)
Weighted-average number of ordinary shares outstanding
Basic and diluted	145,123,889	147,815,985	143,182,200
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(2,421)	(4,063)	(8,955)
Research And Development, Net [Member]
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(782)	(1,918)	(3,119)
Selling And Marketing [Member]
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(80)	(190)	(261)
General and Administrative [Member]
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	$ (1,559)	$ (1,955)	$ (5,575)